SCHEDULE I ( SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES) (Detail) - USD ($) $ in Millions		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis		$ 44,574	$ 45,256	$ 41,445
Equity investments		43,779	47,131	41,992
U.S. Treasury, government and agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis		14,052	17,759	15,187
Equity investments		13,457	18,508	14,836
States and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis		417	422	441
Equity investments		459	489	503
Foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis		440	395	384
Equity investments		448	419	400
Residential mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis		234	797	980	[1],[2]
Equity investments		242	818	1,005	[1],[2]
Asset- backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis		624	745	273	[3]
Equity investments		620	749	282	[3]
Redeemable preferred stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis		480	470	532
Equity investments		503	512	566
Fixed Maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis		44,574	45,068	41,332
Equity investments		$ 43,779	46,941	$ 41,879
Parent
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			79,868
Equity investments	[4]		82,677
Investment Carrying Value			81,782
Parent | U.S. Treasury, government and agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			17,759
Equity investments	[4]		18,508
Investment Carrying Value			18,508
Parent | States and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			422
Equity investments	[4]		489
Investment Carrying Value			489
Parent | Foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			383
Equity investments	[4]		405
Investment Carrying Value			405
Parent | Public Utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			4,061
Equity investments	[4]		4,261
Investment Carrying Value			4,261
Parent | Other Corporate Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			20,448
Equity investments	[4]		21,217
Investment Carrying Value			21,217
Parent | Residential mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			797
Equity investments	[4]		818
Investment Carrying Value			818
Parent | Asset- backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			740
Equity investments	[4]		744
Investment Carrying Value			744
Parent | Redeemable preferred stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			458
Equity investments	[4]		499
Investment Carrying Value			499
Parent | Fixed Maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			45,068
Equity investments	[4]		46,941
Investment Carrying Value			46,941
Parent | Real Estate Mortgage Loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			10,960
Equity investments	[4]		10,912
Investment Carrying Value			10,952
Parent | Private Real Estate Investment Trust
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			390
Equity investments	[4]		390
Investment Carrying Value			390
Parent | Policy Loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			3,819
Equity investments	[4]		4,754
Investment Carrying Value			3,819
Parent | Other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			1,384
Equity investments	[4]		1,392
Investment Carrying Value			1,392
Parent | Trading Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			14,129
Equity investments	[4]		14,170
Investment Carrying Value			14,170
Parent | Other Assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Available-for-sale securities, amortized cost basis			4,118
Equity investments	[4]		4,118
Investment Carrying Value			$ 4,118

[1]	Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.
[2]	Includes publicly traded agency pass-through securities and collateralized obligations.
[3]	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
[4]	Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.